RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended			0 Months Ended						0 Months Ended	1 Months Ended		12 Months Ended
	Feb. 04, 2013	Mar. 31, 2012	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 03, 2013	Dec. 03, 2013 Royalty Agreement [Member]	Feb. 04, 2013 Royalty Agreement [Member]	Dec. 03, 2013 Facility Agreement [Member]	Feb. 04, 2013 Facility Agreement [Member]	Feb. 04, 2013 Broadfin Healthcare Master Fund Ltd [Member]	Dec. 03, 2013 Broadfin Healthcare Master Fund Ltd [Member]	Dec. 03, 2013 Eclat Pharmaceuticals [Member]	Dec. 31, 2012 Eclat Pharmaceuticals [Member] Senior Secured Six Year Note [Member]	Mar. 31, 2012 Eclat Pharmaceuticals [Member] Senior Secured Six Year Note [Member]	Dec. 31, 2012 Eclat Pharmaceuticals [Member] Senior Secured Six Year Note [Member]
Warrants Issued During Period Warrants New Issues															$ 12,000,000	$ 3,300,000	$ 12,000,000
Percentage Of Earn Out Payment		20.00%	20.00%
Contingent Potential Cash Payment		1,000,000				1,000,000
Debt Financing Facility Agreement Amount	15,000,000		15,000,000				5,000,000			15,000,000	15,000,000
Long Term Debt Repayment Percentage								0.834%	1.75%
Line of Credit Facility, Maximum Borrowing Capacity										15,000,000
Line Of Credit Facility Initial Loan										5,000,000
Line Of Credit Facility Additional Loan										5,000,000
Royalty Percentage														0.834%
Business Combination Commitment Percentage					100.00%
Debt Repayment Term	Dec. 31, 2024							Dec. 31, 2024	Dec. 31, 2024
Line of Credit Facility, Interest Rate During Period										12.50%		12.50%
Line Of Credit Facility Without Prepayment Penalty And Outstanding													5,000,000
Costs and Expenses, Related Party			$ 3,013,000	$ 0							$ 112,500